2. Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of antidiluted shares
	Three and Nine Months Ended September 30,
	2019	2018

Options	400,000	–
Warrants	18,637,003	3,800,000
Convertible Debt	1,647,058	–
Equity Purchase Options	600,000	600,000
	21,284,061	4,400,000

Schedule of legal entities

Name of entity	State of Incorporation	Relationship
Black Ridge Acquisition Corp.	Delaware	Parent
Black Ridge Merger Sub Corp.	Delaware	Subsidiary(1)

(1)	Wholly owned subsidiary formed on December 19, 2018 to facilitate a Business Combination.

Schedule of net income (loss) per share
	Year Ended December 31, 2018	Period from May 9, 2017 (Inception) through December 31, 2017
Net income	$1,141,199	$93,150
Less income attributable to shares subject to redemption	(1,798,890)	(174,168)
Adjusted net loss	(657,691)	(81,018)

Weighted average shares outstanding, basic and diluted	4,361,619	3,452,106

Basic and diluted net loss per common share attributable to remaining shares	$(0.15)	$(0.02)

Adjustment under 606 [Member]
Revenue Recognition
	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018

Revenues Recognized at a Point in Time:
Event revenue	$2,064,618	$1,551,861	$7,322,466	$4,603,071
Food and beverage revenue	289,261	292,306	972,352	619,647
Ticket and gaming revenue	182,136	290,518	447,156	695,227
Merchandising revenue	50,950	67,758	145,273	149,399
Sponsorship revenue	544,541	320,624	1,252,131	776,327
Music royalty revenue	200,787	339,547	1,214,286	808,537
Online advertising revenue	3,547	8,466	4,628	19,907
Virtual product revenue	925,411	1,056,376	2,773,769	2,473,043
Social gaming revenue	152,317	–	397,065	661,863
Distribution revenue	282,508	280,708	1,069,328	516,874
Other revenue	15,376	–	72,378	73,624
Total Revenues Recognized at a Point in Time	4,711,452	4,208,164	15,670,832	11,397,519

Revenues Recognized Over a Period of Time:
Licensing revenue	16,872	–	198,481	50,398
Subscription revenue	1,313,217	1,272,077	3,745,622	3,751,379
Total Revenues Recognized Over a Period of Time	1,330,089	1,272,077	3,944,103	3,801,777

Total Revenues	$6,041,541	$5,480,241	$19,614,935	$15,199,296

In-person [Member]
Revenue Recognition
In-person revenue
	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018

Event revenue	$2,064,618	$1,551,861	$7,322,466	$4,603,071
Food and beverage revenue	289,261	292,306	972,352	619,647
Ticket and gaming revenue	182,136	290,518	447,156	695,227
Merchandising revenue	50,950	67,758	145,273	149,399
Other revenue	–	–	119	737
Total in-person revenue	$2,586,965	$2,202,443	$8,887,366	$6,068,081

Multiplatform Content [Member]
Revenue Recognition
Multiplatform content revenue
	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018

Distribution revenue	$282,508	280,708	$1,069,328	$516,874
Sponsorship revenue	544,541	320,624	1,252,131	776,327
Music royalty revenue	200,787	339,547	1,214,286	808,537
Online advertising revenue	3,547	8,466	4,628	19,907
Total multiplatform content revenue	$1,031,383	$949,345	$3,540,373	$2,121,645

Interactive Product [Member]
Revenue Recognition
Interactive revenue
	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018

Subscription revenue	$1,313,217	$1,272,077	$3,745,622	$3,751,379
Virtual product revenue	925,411	1,056,376	2,773,769	2,473,043
Social gaming revenue	152,317	–	397,065	661,863
Licensing revenue	16,872	–	198,481	50,398
Other revenue	15,376	–	72,259	72,887
Total interactive revenue	$2,423,193	$2,328,453	$7,187,196	$7,009,570